ONE SHELL PLAZA	AUSTIN
910 LOUISIANA	BEIJING
HOUSTON, TEXAS	DALLAS
77002-4995	DUBAI
HONG KONG
TEL +1 713.229.1234	HOUSTON
FAX +1 713.229.1522	LONDON
www.bakerbotts.com	MOSCOW
NEW YORK
RIYADH
WASHINGTON
November 10, 2008
078612.0105
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Encore Energy Partners LP Amendment No. 1 to Registration Statement on Form S-3
Ladies and Gentlemen:
     On behalf of Encore Energy Partners LP (the “Registrant”), we submit for filing under the Securities Act of 1933, as amended (the “Act”), and the applicable rules and regulations under the Act, Amendment No. 1 to the Registration Statement on Form S-3 (Registration No. 333-153768) of the Registrant.
     If any questions should arise in the course of your review of the Registration Statement, please call the undersigned at 713-229-1268.

Very truly yours,
/s/ Sean T. Wheeler
Sean T. Wheeler

cc:	Laura Nicholson Securities and Exchange Commission